FS MVP PRIVATE MARKETS FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2025 (UNAUDITED)

Description	Principal	Maturity Date	Amortized Cost	Fair Value
Direct Credit (3.43%)
Beacon Oral Specialist (3M US SOFR + 6.00%) (1.00% floor)(a)(b)	$7,258,631	12/14/2026	$7,252,653	$7,235,948
Beta Plus Technologies, Inc., TL (3M US SOFR + 5.75%) (1.00% floor)(a)(b)	4,849,624	7/2/2029	4,494,365	4,704,135
CMG PARENT, LLC (12.75%)(a)(b)	8,762,307	7/17/2033	8,606,794	8,597,077
CMG PARENT, LLC Delayed Draw Holding (12.75%)(a)(b)(c)	5,250,000	7/17/2033	5,200,518	5,151,001
CMS Group Holdings, LLC (3M US SOFR + 5.50%) (1.00% floor)(a)(b)	4,683,333	11/18/2026	4,648,749	4,660,668
ETE Intermediate II, LLC RC (3M US SOFR + 6.50%) (1.00% floor)(a)(b)(c)	267,857	5/26/2029	267,678	266,858
ETE Intermediate II, LLC TL (3M US SOFR + 6.50%) (1.00% floor)(a)(b)	2,176,339	5/26/2029	2,134,007	2,168,223
Harrell-Fish, LLC Delayed term loan (0.75%)(a)(b)(c)	22,727	12/3/2031	22,727	22,727
Harrell-Fish, LLC TL (9.20%)(a)(b)	68,182	12/3/2031	68,182	68,182
MDME Holdings, LLC (3M US SOFR + 6.25%) (1.00% floor)(a)(b)	4,336,388	8/3/2027	4,290,705	3,904,592
MDME Incremental T/L (3M US SOFR + 6.25%) (1.00% floor)(a)(b)	533,459	8/3/2027	530,533	480,339
NAS, LLC (3M US SOFR + 6.50%) (1.00% floor)(a)(b)	8,486,880	4/1/2026	8,478,563	8,486,392
North Acquisition LLC (3M US SOFR + 6.75%) (1.50% floor)(a)(b)(d)	6,159,963	7/27/2027	6,118,624	6,037,122
Orthodontic Partner LLC DDTL4 (3M US SOFR + 6.50%) (1.00% floor)(a)(b)	941,681	10/12/2027	938,835	934,618
Orthodontic Partners, LLC DDTL (3M US SOFR + 6.50%) (1.00% floor)(a)(b)	1,876,848	10/12/2027	1,869,588	1,862,772
Reliable Medical Supply AcquisitionCo LLC (11.50%)(a)(b)	109,091	12/3/2031	106,592	109,091

Description (continued)	Principal	Maturity Date	Amortized Cost	Fair Value
Road Tested Parts, LLC TL (3M US SOFR + 6.50%) (1.00% floor)(a)(b)	$1,984,506	8/17/2026	$1,952,293	$785,416
Spectrum Vision (3M US SOFR + 6.50%) (1.00% floor)(a)(b)(c)	5,541,742	11/17/2026	5,539,095	5,517,703
VRS Buyer Inc. (11.25%)(a)(b)(e)	100,719	12/31/2049	98,757	98,827

Total Direct Credit			$62,619,258	$61,091,691
Unfunded Loan Commitments			(5,490,923)	(5,490,923)
Net Direct Credit			$57,128,335	$55,600,768

Description	Acquisition Date	Cost	Fair Value
Direct Equity (37.26%)(f)
3BC Matrix, L.P., LLC (b)(f)	5/12/2025	$9,950,000	$19,899,999
ABCL Equity Investors, L.P. (b)(f)	8/12/2025	13,333,333	13,333,333
AEP Galaxy-A, L.P. (b)(c)(f)	7/13/2023	10,210,548	13,815,549
AeriTek Global Parent, LLC (b)(f)	10/30/2024	6,327,700	9,067,261
ASP Arcadia Co-Invest, L.P. (b)(c)(f)	2/5/2024	9,545,295	5,692,778
BA Hissho Blocker, LLC (a)(b)(g)(f)	5/16/2022	3,892,937	7,764,636
BA VII CIV-A, L.P.(Brentwood) (b)(h)	12/22/2025	18,000,000	18,000,000
Biloxi Co-Investment , L.P. (b)(c)(f)	8/11/2021	3,630,888	6,122,215
Calera Capital Partners VI C4 Blocked AIV, L.P. (b)(c)(f)	5/9/2024	3,379,614	3,809,363
Calera XXV, LLC (b)(c)(d)(f)	5/9/2024	8,038,365	9,072,464
Calera XXVIII, LLC (b)(h)	12/29/2025	21,650,000	21,650,000
Charger Investment , L.P. (b)(f)	9/30/2021	4,841,224	15,701,256
CIP Bland Landscaping Holdings MF SPV, LLC (a)(b)(f)	12/19/2024	10,359,254	11,555,326
CMG Buyer Holdings, Inc. (a)(b)(f)	7/17/2025	1,500,000	1,500,001
CP III Decked Co-investment, LLC (b)(h)(i)	11/13/2025	18,000,000	18,000,000
CP III NSW Co-Investment A, LLC (b)(d)(f)	12/13/2024	8,481,000	10,815,450
CP III NSW Co-Investment B, LLC (b)(f)	12/13/2024	4,000,000	5,063,835
CSC Tau Co-Invest Aggregator, L.P. (a)(b)(f)	1/30/2025	15,022,450	15,581,896
CV HOLDCO, LLC (a)(b)(f)	5/20/2024	10,595,775	10,552,271
Cynosure 2020 Co-Investment, LLC Series B (b)(d)(f)	9/30/2021	–	1,372,053
Gainline Tubing Co-Investment Holdings, LLC (a)(b)(d)(f)	12/3/2024	5,209,200	7,646,458
Gauge Reliable Blocker Buyer, LLC (b)(h)	12/31/2025	7,000,000	7,000,000
Greenbriar Coinvest WPS, L.P. (b)(f)	2/13/2023	5,314,659	6,562,139
GSP HBH Co-Invest Fund-A, L.P. (b)(h)	12/18/2025	3,169,991	3,000,000
IEM Parent, L.P. (a)(b)(f)	2/1/2023	5,774,264	93,390,837
Incline V RKD Co-Invest A, L.P. (b)(f)	8/16/2022	12,070,044	11,978,962
MDME Holdings, LLC (a)(b)(f)	8/3/2022	66,624	34,810

Description (continued)	Acquisition Date	Cost	Fair Value
Medical Device Opportunities S.C.A. (a)(b)(c)(f)(j)	6/29/2023	$5,219,914	$8,777,478
MFG Mellott Fund A, LLC (a)(b)(f)	9/9/2021	3,000,000	6,703,200
MiddleGround Checker Co-Invest Partners, L.P. (a)(b)(f)	2/10/2022	12,018,978	4,977,998
MML Partnership Capital VII S.C.Sp. (a)(b)(f)	8/21/2023	10,000,000	16,666,667
NCS Investment, L.P. (b)(d)(f)	6/13/2025	10,120,000	10,114,370
North Acquisition, LLC (b)(f)	7/27/2022	150,000	204,222
NS HF A, LLC (b)(h)	12/23/2025	3,558,014	3,558,014
NS UPS A, LLC (b)(c)(f)	7/18/2024	4,798,296	4,935,432
NS UPS Investment, LLC (b)(c)(d)(f)	7/18/2024	1,859,340	1,915,219
OEP VIII Project Vector Co-Investment (b)(f)	12/20/2021	8,027,290	16,815,247
PS Co-Invest II, L.P. (b)(h)	11/6/2025	5,174,945	5,031,219
RCP Monte Nido Co-Investment Fund, L.P. (a)(b)(f)	8/24/2022	17,479,687	3,056,337
RCP Nats Co-Investment Fund, L.P. (b)(f)	3/18/2025	17,210,576	22,349,177
Ridgemont Equity Coinvest III AGP Blocker, L.P. (a)(b)(j)(f)	10/12/2021	4,000,000	4,000,000
SCP FCA Investments, LLC (b)(c)(d)(f)	6/6/2024	7,550,000	14,640,510
Shoreline CJS Investment, L.P. (b)(h)	12/23/2025	13,500,000	13,500,000
SPC Totalmed, LLC (a)(b)(f)	3/10/2023	10,000,000	5,080,465
Thor Co-Invest, L.P. (b)(h)	12/11/2025	20,158,207	20,000,000
TPG Growth V Deacon, L.P. (b)(f)	12/22/2023	10,095,238	11,808,068
TPG Growth V Walkabout CI, L.P. (b)(d)(f)	9/19/2023	7,536,585	8,184,832
TRF Sagebrush Co-Invest, L.P. (b)(f)	11/1/2024	10,545,249	14,412,026
Truelink Atlas, L.P. (b)(f)	6/26/2025	7,501,184	7,499,436
V-Co-Invest IV, L.P. (b)(f)	4/12/2024	5,050,000	5,174,948
VRS Parent Holdings, L.P. (a)(b)(f)	7/17/2025	15,000,000	15,000,000
V-Sky Co-Invest Aggregator II, L.P. (b)(f)	9/2/2021	5,007,539	4,990,988
Warrior Ultimate Holdings, LLC (a)(b)(d)(f)	12/27/2024	6,500,000	6,500,000
WCI-BXC Investment Holdings L.P. (b)(f)	10/31/2023	13,136,583	13,578,806
Western Pavement Services Holdings, L.P. (b)(f)	9/12/2025	5,000,000	7,025,628

Total Direct Equity		$458,560,790	$604,483,179

Description	Acquisition Date	Cost	Fair Value
Secondary Investments (45.88%)(f)
ABRY Heritage Partners (Cayman AIV), L.P. (b)(c)(f)	3/28/2024	8,513	–
ABRY Heritage Partners II, L.P. (b)(c)(f)	3/28/2024	463,582	561,095
ABRY Heritage Partners, L.P. (b)(c)(f)	3/28/2024	263,242	668,441
ABRY Partners IX, L.P. (b)(c)(f)	9/30/2021	11,876,742	17,470,765
ABRY Partners IX, L.P. #2 (b)(f)	12/31/2024	3,305,790	4,388,075
ABRY Partners VI, L.P. (b)(f)	3/28/2024	11,110	–
ABRY Partners VII, L.P. (b)(f)	12/31/2024	147,454	195,083

Description (continued)	Acquisition Date	Cost	Fair Value
ABRY Partners VIII (Cayman AIV), L.P. (b)(f)	3/28/2024	$56,728	$–
ABRY Partners VIII, L.P. (b)(c)(f)	3/28/2024	368,665	359,355
Accel-KKR Capital Partners CV IV Strategic Fund, L.P. (b)(c)(f)	3/22/2022	4,802,512	5,866,442
American Securities VII (b)(c)(f)	6/30/2023	30,078,146	19,028,810
Apse Capital II L.P. (b)(f)(l)	10/29/2024	17,356,814	26,616,450
Ares Corporate Opportunities Fund IV, L.P. (b)(i)(f)	6/30/2025	1,132,201	1,473,725
Atomico V SCSp (b)(h)(i)	12/31/2025	769,091	1,136,048
Bain Capital Fund X, L.P. (b)(c)(f)	4/1/2024	100,211	65,891
Bain Capital Venture 2005, L.P. (b)(c)(f)	6/28/2024	29,569	28,577
Bain Capital Venture 2007, L.P. (b)(f)	6/28/2024	453,144	515,159
Bain Capital Venture 2012, L.P. (b)(f)	6/28/2024	662,306	816,462
Bain Capital Venture 2014, L.P. (b)(c)(f)	6/28/2024	925,754	1,299,563
Bain Capital Venture 2016, L.P. (b)(f)	6/28/2024	4,029,562	4,292,674
Bain Capital Venture Coinvestment Fund L.P. (b)(c)(f)	6/28/2024	142,981	244,650
Battery Ventures X, L.P. Group (b)(h)(i)	12/31/2025	224,212	272,746
Battery Ventures XI-A Side Fund, L.P. (b)(c)(i)(f)	1/7/2025	2,306,716	2,468,205
Battery Ventures XI-A, L.P. (b)(i)(f)	1/7/2025	3,233,152	4,559,356
Battery Ventures XII Side Fund, L.P. (b)(c)(h)(i)(f)	9/30/2021	6,158,787	4,932,025
Battery Ventures XII, L.P. (b)(c)(h)(i)(f)	9/30/2021	10,160,855	10,439,282
Battery Ventures XIII Side Fund, L.P. Group (b)(h)(i)	12/31/2025	422,892	513,534
Battery Ventures XIII, L.P. Group (b)(h)(i)	12/31/2025	564,768	672,741
Berkshire Fund IX, L.P. (b)(c)(d)(f)	9/30/2021	11,720,600	14,440,605
Berkshire Fund VIII, L.P. (b)(c)(f)	3/31/2023	5,658,802	1,473,758
Bison Capital Partners IV, L.P. (b)(i)(f)	6/30/2025	1,300,163	2,813,515
Blue Point Capital Partners III, L.P. (b)(i)(f)	6/30/2025	325,301	1,583,070
Bregal Unternehmerkapital III-A SCSp (b)(c)(f)(l)	9/30/2024	1,062,360	1,684,436
Brentwood Associates Opportunities Fund II, L.P. (b)(f)	7/18/2025	9,910,380	13,065,774
Brentwood Associates Private Equity V-A, L.P. (b)(i)(f)	6/30/2025	10,221,513	11,098,783
BVIP Fund VIII, L.P. (b)(i)(f)	6/30/2025	1,965,829	2,195,863
Centerbridge Capital Partners III, L.P. (b)(c)(i)(f)	6/30/2025	18,603,184	16,375,505
Centerbridge Capital Partners IV, L.P. (b)(i)(f)	6/30/2025	1,908,005	2,523,773
Charlesbank Equity Fund IX, L.P. (b)(c)(d)(f)	9/30/2021	6,940,795	9,250,660
COREalpha Private Equity Partners Co-Investment (b)(c)(f)	5/31/2024	3,684,989	3,226,753
Edgewater Growth Capital Partners III, L.P. (b)(i)(f)	6/30/2025	659,623	1,537,146
EnCap Energy Capital Fund IX, L.P. (b)(i)(f)	6/30/2025	1,393,892	2,052,776

Description (continued)	Acquisition Date	Cost	Fair Value
EnCap Energy Capital Fund VIII-B, L.P. (b)(i)(f)	6/30/2025	$644,041	$279,718
EnCap Flatrock Midstream Fund II, L.P. (b)(i)(f)	6/30/2025	–	43,009
EnCap Flatrock Midstream Fund III, L.P. (b)(i)(f)	6/30/2025	2,857,098	2,516,798
Epiris Fund III L.P. (b)(h)(i)(l)	12/31/2025	819,123	1,313,755
EQT VII (No. 1) Limited Partnership (b)(c)(f)(l)	3/28/2024	1,857,329	1,536,225
EQT VIII (No.1) SCSp (b)(c)(f)(l)	3/28/2024	2,960,231	3,224,630
Excellere Capital Fund II, L.P. (b)(i)(f)	6/30/2025	1,873,391	2,779,642
ForgePoint Cybersecurity Fund I, L.P. (b)(f)	1/4/2024	475,937	322,240
Francisco Partners V, L.P. (b)(c)(i)(f)	1/31/2024	2,145,277	2,609,312
Francisco Partners V-A, L.P. (b)(c)(f)	1/4/2024	507,936	585,602
Francisco Partners VI, L.P. (b)(c)(f)	1/4/2024	2,550,877	3,880,120
Francisco Partners VI-B, L.P. (b)(c)(f)	10/1/2024	2,124,053	2,653,330
FS Equity Partners CV1, L.P. (b)(c)(f)	7/2/2025	13,205,134	15,798,768
FSN Capital Confluence L.P. (b)(c)(f)(l)	7/22/2024	7,327,587	13,047,801
Gallant Capital Partners I-A, L.P. (b)(f)	10/1/2024	1,538,932	1,516,131
GEI Jupiter Holdings J, L.P. (b)(h)(i)	12/31/2025	1,179,796	1,179,796
Genstar Capital Partners X, L.P. (b)(c)(f)	1/3/2024	847,109	985,438
GHO Capital Virtue, L.P. (b)(c)(f)	4/21/2022	9,516,205	8,723,359
GMB Mezzanine Capital II, L.P. (b)(i)(f)	6/30/2025	208,231	52,016
GMB Mezzanine Capital III, L.P. (b)(i)(f)	6/30/2025	284,565	458,500
Green Equity Investors VI, L.P. (b)(h)(i)	12/31/2025	998,629	1,147,330
Greenbriar Equity Fund VI, L.P. (b)(c)(h)(i)	12/31/2025	906,765	1,154,445
Greycroft Partners II, L.P. (b)(c)(f)	1/17/2024	90,707	79,020
GSP 3.0 Fund, L.P. (b)(i)(f)	9/30/2025	3,209,770	3,618,261
GTCR Fund XI/A LP and GTCR Fund XI/B LP (b)(h)(i)	12/31/2025	153,668	414,014
GTCR Fund XII/A LP, GTCR Fund XII/B L.P. (b)(h)(i)	12/31/2025	1,274,707	1,406,755
Hellman & Friedman Capital Partners VIII, L.P. (b)(c)(f)	9/30/2021	13,633,642	9,471,729
HGGC Fund II, L.P. (b)(c)(d)(i)(f)	9/30/2021	11,438,450	12,884,798
HGGC Fund III, L.P. (b)(c)(f)	9/30/2021	1,706,044	5,046,714
Iaso Fund, L.P. (b)(h)	12/12/2025	12,086,905	12,086,905
Icon Partners III, L.P. (b)(c)(f)	7/12/2021	4,343,132	399
Icon Partners IV B, L.P (b)(c)(f)	7/12/2021	2,253,629	2,667,427
Incline Equity Partners III, L.P. (b)(i)(f)	6/30/2025	20,913	30,094
Incline Precision Fund, L.P. (b)(f)	10/17/2025	9,364,727	9,364,727
Insight Venture Partners (Cayman) IX, L.P. (b)(c)(h)(i)	12/31/2025	914,187	1,378,311
Insight Venture Partners (Cayman) X, L.P. (b)(h)(i)	12/31/2025	1,378,947	1,728,183
Insight Venture Partners IX, L.P. (b)(f)	9/30/2021	22,980,122	14,362,520
Insight Venture Partners VII, L.P. (b)(h)(i)	12/31/2025	13,014,980	19,127,593
Institutional Venture Partners XVI, L.P. (b)(f)	9/30/2021	2,733,652	1,746,311
KKR North America Fund XI L.P. (b)(i)(f)	6/30/2025	2,122,916	2,797,343
Lakestar Growth I LP (b)(c)(f)(l)	9/30/2021	871,091	1,193,441

Description (continued)	Acquisition Date	Cost	Fair Value
Lakestar I LP (b)(f)(l)	9/30/2024	$64,040	$43,603
Lakestar III LP (b)(c)(f)(l)	9/30/2024	702,685	431,622
Lightyear Fund IV, L.P. (b)(c)(d)(f)	9/30/2021	5,339,647	6,019,568
Linden Capital Partners II LP (b)(i)(f)	6/30/2025	2,538,567	445,902
Linden Capital Partners IV, L.P. (b)(c)(i)(f)	9/30/2023	6,666,766	11,941,455
Longitude Venture Partners II, L.P. (b)(i)(f)	6/30/2025	840,932	1,436,285
Marlin Equity V, L.P. (b)(i)(f)	1/15/2025	2,768,582	3,012,688
Mill City Fund II, L.P. (b)(i)(f)	6/30/2025	2,363,152	2,518,451
Montagu+ 2 (Feeder) SCSp (b)(h)(l)	12/11/2025	12,263,020	12,345,998
NB Eclipse Fund LP (b)(c)(f)	9/30/2024	10,264,114	13,182,138
New Mountain Partners IV, L.P (b)(c)(d)(f)	9/30/2021	4,543,452	1,070,949
New Mountain Partners V, L.P. (b)(c)(d)(f)	9/30/2021	8,782,917	3,861,490
New Mountain Partners VI, L.P. (b)(c)(f)	1/4/2024	687,739	1,038,074
NewView Capital Special Opportunities Fund III, LP (b)(c)(f)	6/17/2024	14,816,734	19,636,683
Northleaf Momentum Holdings, LP (b)(i)(f)	10/16/2025	9,877,846	9,877,846
Norvestor SPV III SCSp (b)(f)(l)	10/31/2025	5,556,477	6,271,864
NYLCAP Mezzanine Partners III, LP (b)(i)(f)	9/19/2025	1,306	7,530
Odyssey Investment Partners V, L.P. (b)(c)(d)(f)	9/30/2021	4,320,616	2,273,654
Olympus Growth Fund VI, L.P. (b)(i)(f)	6/30/2025	5,367,631	7,798,505
Olympus Growth Fund VII, L.P. (b)(i)(f)	6/30/2025	37,436,335	44,844,751
One Peak Growth III SCSp (b)(h)(i)(l)	12/31/2025	1,011,335	1,323,988
One Rock Capital Partners, LP (b)(i)(f)	6/30/2025	3,198,419	2,550,690
OrbiMed Asia Partners IV,L.P. (b)(h)	12/31/2025	351,642	1,262,541
OrbiMed Private Investments VI, L.P. (b)(h)(i)	12/31/2025	475,171	1,314,262
OrbiMed Private Investments VII, L.P. (b)(h)(i)	12/31/2025	691,797	1,908,475
OrbiMed Private Investments VIII, L.P. (b)(h)(i)	12/31/2025	497,530	1,596,465
Paine Schwartz Food Chain Fund IV, L.P. (b)(i)(f)	9/26/2025	5,326,588	7,229,177
Pantheon Viking Co-Invest, L.P. (b)(c)(f)	9/29/2023	5,702,794	8,330,870
Percheron Horsepower-A LP (b)(f)	9/22/2025	8,588,582	10,342,560
Platinum Equity Capital Partners III, L.P. (b)(i)(f)	6/30/2025	613,420	1,171,840
Platinum Equity Capital Partners IV, L.P. (b)(c)(f)	9/30/2021	9,646,667	7,296,816
Polaris Partners IX, L.P. (b)(h)(i)	12/31/2025	2,092,456	3,185,951
Polaris Partners VII, L.P. (b)(h)(i)	12/31/2025	517,760	1,086,246
Polaris Partners VIII, L.P. (b)(h)(i)	12/31/2025	430,906	901,956
Ponte Davis, LLC (b)(i)(f)	8/8/2025	4,143,151	5,911,846
Quad-C Partners IX, L.P. (b)(c)(d)(f)	9/30/2021	6,464,959	8,233,902
Ridgemont Equity Partners III, L.P. (b)(f)	1/14/2025	1,192,690	919,613
Searchlight Capital III PV, L.P. (b)(c)(f)	9/30/2024	1,351,559	1,804,536
Searchlight Captial CF SPK, L.P. (b)(c)(f)	11/14/2023	9,097,978	12,164,555

Description (continued)	Acquisition Date	Cost	Fair Value
Sentinel Capital Partners V, L.P. (b)(h)(i)	12/31/2025	$232,583	$284,635
Sentinel Capital Partners VI, L.P. (b)(h)(i)	12/31/2025	2,866,027	3,077,863
Sentinel Capital Partners Vll, L.P. (b)(h)(i)	12/31/2025	3,041,737	3,530,595
Sentinel Continuation Fund I, L.P. (b)(h)(i)	12/31/2025	863,137	978,998
Silver Lake Alpine, L.P. (b)(i)(f)	9/25/2025	9,538,008	12,309,992
Silver Lake Partners V, L.P. (b)(c)(i)(f)	9/1/2023	12,509,993	9,225,871
Silver Oak CCS SPV, L.P. (b)(c)(f)	12/20/2021	1,990,228	4,362,594
SK Capital Partners III, L.P. (b)(i)(f)	6/30/2025	3,285,824	2,311,716
SK Capital Partners IV-A, L.P. (b)(i)(f)	6/30/2025	5,329,173	4,672,622
SPC Partners V, L.P. (b)(i)(f)	6/30/2025	2,593,155	3,292,409
Stepstone Capital Partners IV, L.P. (b)(c)(f)	9/30/2021	1,916,062	2,406,823
Stripes V(A), L.P. (b)(h)(i)	12/31/2025	1,954,922	2,871,335
Summer Street Capital III, L.P. (b)(i)(f)	6/30/2025	387,352	571,781
SunTx Capital Partners II, L.P. (b)(i)(f)	6/30/2025	1,082,691	3,609,064
SunTx Capital Partners III, L.P. (b)(i)(f)	6/30/2025	7,096,559	9,722,938
Tailwind Capital Partners II, L.P. (b)(i)(f)	6/30/2025	668,845	34,169
Tenex Capital Partners III, L.P. (b)(c)(f)	9/30/2024	1,189,238	1,438,885
Thoma Bravo Fund XII, L.P. (b)(c)(i)(f)	9/30/2023	10,635,968	5,403,091
Thoma Bravo Fund XII-A, L.P. (b)(c)(f)	1/4/2024	574,828	493,688
Thoma Bravo Fund XIII, L.P. (b)(c)(f)	9/30/2021	16,805,942	17,746,844
Thoma Bravo Fund XIV-A, L.P. (b)(c)(f)	1/4/2024	880,211	981,299
Thoma Bravo Fund XV, L.P. (b)(c)(f)	1/4/2024	767,003	1,085,732
Trinity Ventures 2024, L.P. (b)(f)	12/20/2024	9,235,467	11,527,418
Triton IV Continuation Fund SCSP (b)(c)(f)(l)	4/25/2023	6,196,807	10,279,965
Triton IV US, L.P. (b)(c)(f)(l)	7/29/2024	458,057	1,154,676
Triton V, L.P. (b)(c)(f)(l)	4/2/2024	2,728,035	3,630,448
TZP Capital Partners II, L.P. (b)(i)(f)	6/30/2025	3,812,335	5,260,359
TZP Capital Partners III, L.P. (b)(i)(f)	6/30/2025	3,986,138	4,504,035
TZP Small Cap Partners II, L.P. (b)(i)(f)	6/30/2025	4,693,071	6,408,850
Venture Investors Early Stage Fund V LP (b)(i)(f)	6/30/2025	535,176	851,091
Verdane Edda III (D2) AB (b)(h)(i)(l)	12/31/2025	337,824	559,879
Verdane Freya XI (D2)AB (b)(h)(i)(l)	12/31/2025	1,422,009	1,819,984
Vista Equity Partners Fund VII-A, L.P. (b)(f)	12/31/2024	5,564,693	6,559,560
Waud Capital Partners QP IV, L.P. (b)(c)(d)(f)	12/31/2021	9,958,068	11,452,213
Wind Point Partners AAV II, L.P. (b)(c)(f)	7/28/2023	2,579,387	–
Wind Point Partners AAV, L.P. (b)(c)(f)	7/8/2021	3,202,794	1,470,990
Wind Point Partners VII-A, L.P. (b)(c)(i)(f)	6/30/2025	212,612	255,094
Wind Point Partners VIII-A, L.P. (b)(c)(d)(f)	9/30/2021	2,471,424	4,066,888

Total Secondary Investments		$674,032,715	$744,229,820

Description	Acquisition Date	Cost	Fair Value
Primary Investments (4.84%)(f)
Audax Private Equity Origins Fund I, L.P. (b)(c)(f)	4/21/2022	$7,758,456	$5,316,087
Bansk Fund I-B, L.P. (b)(c)(f)	4/24/2023	8,208,442	10,462,117
BharCap Partners II-B, L.P. (b)(f)	4/14/2025	2,761,295	3,168,483
Brentwood Associates Private Equity Fund VII-A (b)(h)	12/16/2025	2,647,001	2,647,001
Cynosure Partners III Offshore, L.P. (b)(f)	12/27/2024	6,775,289	7,198,187
FFL Parallel Fund V, L.P. (b)(c)(f)	5/6/2022	9,928,451	13,003,970
Gridiron Capital Fund V, L.P. (b)(c)(f)	3/31/2023	8,919,191	10,043,867
Kohlberg TE Investors X, L.P. (b)(c)(f)	7/31/2024	4,387,717	4,850,686
North Haven Capital Partners VIII-A, L.P. (b)(f)	8/12/2025	1,380,853	1,525,134
Norwest Mezzanine Partners, V, L.P. (b)(c)(f)	9/29/2023	780,739	750,011
One Equity Partners VIII, L.P. (b)(c)(f)	4/5/2022	9,048,120	13,765,156
Sheridan Capital Partners HCIT Fund I-A, L.P. (b)(h)	11/14/2025	5,339,968	5,339,968
WP COREalpha (Cayman) VII, L.P. (b)(c)(f)	6/20/2024	462,217	464,036

Total Primary Investments		$68,397,739	$78,534,703

Short-Term Investments (8.07%)	Cost	Fair Value
Fidelity Treasury Fund, 3.15%(h)(k)	780,834	780,834
Goldman Sachs Financial Square Government Fund, 3.66%(h)(k)	126,697,156	126,697,156
Vanguard Federal Money Market, 3.71%(h)(k)	3,437,998	3,437,998

Total Short-Term Investments	$130,915,988	$130,915,988

Total Investments (99.48%)	$1,389,035,567	$1,613,764,458
Other Assets In Excess of Liabilities (0.52%)		8,385,901
Net Assets (100.00%)		$1,622,150,359

Rates:

As of December 31, 2025, the 3 Month Secured Overnight Financing Rate ("SOFR") was 3.65%.

(a)	Level 3 securities fair valued under procedures established by the Trustees, represent 16.92% of Net Assets. The total value of these securities is $274,389,149.
(b)	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. For investments that were acquired through multiple transactions, the acquisition date represents the initial acquisition date of the Fund’s investment in the position. Total fair value of restricted securities amounts to $1,488,339,393, which represents 91.75% of net assets as of December 31, 2025.
(c)	Investment has been committed to but has not been fully funded by the Fund at December 31, 2025. See Note 3 for total unfunded investment commitments.
(d)	All or a portion of this security is custodied with MVP Private Markets Sub-Fund, LLC at December 31, 2025.
(e)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(f)	Non-income producing security.
(g)	The Fund owns 500,000 Class A units.
(h)	Income producing security.
(i)	All or a portion of this security is custodied with MVP Private Markets Fund (S), LLC at December 31, 2025.
(j)	The Fund owns 4,545,455 subscriber units.
(k)	The rate shown is the annualized 7-day yield as of December 31, 2025.
(l)	Represents a security domiciled in Western Europe.

See Notes to Quarterly Schedule of Investments.

FS MVP Private Markets Fund

Notes to Consolidated Schedule of Investments

December 31, 2025 (Unaudited)

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the fiscal year ended March 31, 2025.

PORTFOLIO VALUATION

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

Level 2 —	inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

Level 3 —	significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Investments in Portfolio Funds are recorded at fair value, using the Investment Funds’ NAV as a “practical expedient,” in accordance with ASC 820.

The private equity Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. The Fund may not be able to resell some of its investments for extended periods, which may be several years. The Fund may invest in primary and secondary investments. Primary investments are investments in newly established private equity funds. Secondary investments are investments in existing private equity funds that are acquired in privately negotiated transactions.

The Fund calculates its net asset value as of the close of business on the last business day of each month, each date that a Share is offered or repurchased, as of the date of any distribution and at such other times as the Board shall determine (each, a “Determination Date”). In determining its net asset value, the Fund values its investments as of the relevant Determination Date. The net asset value of the Fund equals, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses, each determined as of the relevant Determination Date. The net asset value of Class A Shares, Class I Shares and Class D Shares will be calculated separately based on the fees and expenses applicable to each class. It is expected that the net asset value of Class A Shares, Class I Shares and Class D Shares will vary over time due to the different fees and expenses applicable to each class.

The Board has approved valuation procedures for the Fund (the “Valuation Policy”), and has approved the delegation of the day-to-day work of determining fair values and pricing responsibility for the Fund to the Adviser as the Fund’s Valuation Designee, subject to the oversight of the Board. The valuation of the Fund’s investments is performed in accordance with Financial Accounting Standards Board’s Accounting Standards Codification 820 — Fair Value Measurements and Disclosures.

The Valuation Policy provides that the Fund will value its Fund Investments at fair value.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a recognized pricing service.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued based on their respective market price, subject to adjustment based on potential restrictions on the transfer or sale of such securities.

Debt instruments for which market quotations are readily available are typically valued based on such market quotations. In validating market quotations, the Valuation Designee considers different factors such as the source and the nature of the quotation and trading volume in order to determine whether the quotation represents fair value. The Adviser makes use of reputable financial information providers in order to obtain the relevant quotations.

For debt and equity securities which are not publicly traded or for which market prices are not readily available (unquoted investments) the fair value is determined in good faith. In determining the fair values of Direct Investments, the Valuation Designee will typically apply widely recognized market and income valuation methodologies including, but not limited to, earnings and multiple analysis, discounted cash flow method and third-party valuations. In order to determine a fair value, these methods are applied to the latest information provided by the relevant Portfolio Companies or other business counterparties.

Secondary Investments and Primary Investments in Portfolio Funds are generally valued based on the most recent net asset value reported by the associated Sponsor taking into account the subsequent cash flow activity with respect thereto as set forth below, provided that if the Valuation Designee concludes in good faith that the most recent net asset value reported by a Sponsor does not represent fair value, the Valuation Designee will make a corresponding adjustment to reflect the current fair value of such Portfolio Fund. In determining the fair value of assets held by Portfolio Funds, the Valuation Designee applies valuation methodologies as outlined above. Any cash flows since the reference date of the last net asset value for a Portfolio Fund received by the Fund from a Sponsor until the Determination Date are recognized by (i) adding the nominal amount of the investment related capital calls and (ii) deducting the nominal amount of investment related distributions from the net asset value as reported by the Sponsor.

Notwithstanding the above, Sponsors may adopt a variety of valuation bases and provide differing levels of information concerning Portfolio Funds and other investments and there will generally be no liquid markets for such investments. Consequently, there are inherent difficulties in determining the fair value that cannot be eliminated. The Valuation Designee will not be able to confirm independently the accuracy of valuations provided by the Sponsors (which are generally unaudited).

Determining the fair value of investments for which market values are not readily available is necessarily subject to incomplete information, reporting delays and many subjective judgments; accordingly, fair value determinations made by the Valuation Designee should be considered as estimates. Due to the inherent uncertainty involved in such determinations, the reported fair value of these investments may fluctuate from period to period. In addition, such fair value may differ materially from the values that may have been used had a ready market existed for such investments and may significantly differ from the value ultimately realized by the Fund.

Expenses of the Fund, including the Investment Management Fee, are accrued on a monthly basis on the Determination Date and taken into account for the purpose of determining the Fund’s NAV.

The following table represents the inputs used to value the investments at fair value on the Consolidated Statement of Assets and Liabilities within the valuation hierarchy as of December 31, 2025:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Direct Equity	$–	$–	$218,788,380	$604,483,179
Direct Credit	–	–	55,600,768	55,600,768
Secondary Investments	–	–	–	744,229,820
Primary Investments	–	–	–	78,534,703
Short Term Investments	130,915,988	–	–	130,915,988
Total	$130,915,988	$–	$274,389,148	$1,613,764,458

*	Refer to the Fund's Schedule of Investments for a listing of securities by type.

Direct Equity, Primary Investments and Secondary Investments are fair valued using net asset value (or its equivalent) as a practical expedient are not included in the fair value hierarchy. As such, investments in securities with a fair value of $1,208,459,322 are excluded from the fair value hierarchy as of December 31, 2025.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Direct Credit	Direct Equity	Total
Balance as of March 31, 2025	$56,666,827	$161,064,872	$217,731,699
Accrued discount/ premium	311,529	–	311,529
Return of Capital	–	(6,566,070)	(6,566,070)
Realized Gain/(Loss)	30,477	–	30,477
Change in Unrealized Appreciation/(Depreciation)	69,556	(3,583,997)	(3,514,441)
Purchases	14,357,807	16,531,431	30,889,238
Sales Proceeds	(10,344,505)	–	(10,344,505)
Transfer into Level 3	–	51,342,144	51,342,144
Transfer out of Level 3	(5,490,923)	–	(5,490,923)
Balance as of December 31, 2025	$55,600,768	$218,788,380	$274,389,148
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at December 31, 2025	$(197,406)	$2,276,412	$2,079,006

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2025:

Asset Class	Fair Value at December 31, 2025	Valuation Techniques	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input
Direct Credit	$31,376,864	Relative Value Analysis	Yield to Maturity	8.9%-18.3%	11.6%	Decrease
Direct Credit	24,223,904	Recent transaction	N/A	N/A	N/A	N/A
Direct Equity	218,788,380	Market Comparable Companies	EBITDA Multiple	6.4x - 17.5x	12.4x	Increase

The Fund’s investments in Portfolio Funds, along with their corresponding unfunded commitments and other attributes, as of December 31, 2025, are briefly summarized in the table below.

Financing Stage	Investment Strategy	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (In Days)	Redemption Restriction Terms
Buyout	Control investments in established companies	$1,056,597,460	$185,853,922	Up to 10 Years	None	N/A	N/A
Growth Capital	Non-control investments in established companies with strong growth characteristics	124,929,584	8,069,027	Up to 10 Years	None	N/A	N/A
Special Situations/ Other	Investments in mezzanine, distressed debt, energy/utility and turnarounds	16,895,743	3,647,419	Up to 10 Years	None	N/A	N/A

*	The information summarized in the table above represents the general terms for the specified financing stage. Individual Portfolio Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Portfolio Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

Private equity is a common term for investments that typically are made in non-public companies through privately negotiated transactions. Private equity investors generally seek to acquire quality assets at attractive valuations and use operational expertise to enhance value and improve portfolio company performance. Buyout funds acquire private and public companies, as well as divisions of larger companies. Private equity specialists then seek to uncover value-enhancing opportunities in portfolio companies, unlock the value of the portfolio company and reposition it for sale at a multiple of invested equity.

The following outlines the primary investment strategies of the Portfolio Funds held by the Fund as of December 31, 2025.

Buyouts: Control investments in established, cash flow positive companies are usually classified as buyouts. Buyout investments may focus on small-, mid- or large-capitalization companies, and such investments collectively represent a substantial majority of the capital deployed in the overall private equity market. The use of debt financing, or leverage, is prevalent in buyout transactions—particularly in the large-cap segment.

Growth Capital: Investments in new and emerging companies are usually classified as venture capital. Such investments are often in technology, healthcare or other high growth industries.

Special Situations: A broad range including mezzanine, distressed debt, energy/utility investments and turnarounds.

Types of private equity investments that the Fund may make include:

Primary Investments. Primary investments are interests or investments in newly established private equity funds. Primary investors subscribe for interests during an initial fundraising period, and their capital commitments are then used to fund investments in a number of individual operating companies during a defined investment period.

Secondary Investments. Secondary investments are interests in existing private equity funds that are acquired in privately negotiated transactions, typically after the end of the private equity fund’s fundraising period.

Direct Investments. Direct investments involve taking an interest in securities issued by an operating company, whether equity or credit. Direct equity investments generally involve new owners taking a material stake in the target company, frequently a controlling interest, and exercising significant influence on the growth and development of the company through work with the company’s management and board of directors. Direct credit investments often represent financing for buyout or growth investments and may have various features and covenants designed to protect the lender’s interests; such investments may include both secured and unsecured loans, bonds and/or other forms of debt. Direct investments may vary in duration, but usually are exited within two to six years.